Going Concern - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 06, 2018 $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jul. 31, 2020 £ / shares
Going Concern [Line Items]
Gross proceeds from the issuance of ordinary shares | $			$ 66	$ 17,276	$ 29,111
Exchange rate		0.796				0.796
Retained earnings surplus deficit | $			$ (572)	$ (52,717)	$ (42,873)
Private Placement [Member] | Subsequent Event [Member] | GBP
Going Concern [Line Items]
Exchange rate		0.796				0.796
Common Stock [Member] | Secondary Offer [Member]
Going Concern [Line Items]
Stock shares issued during the period shares				5,600,000
Gross proceeds from the issuance of ordinary shares | $				$ 16,400
Common Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Going Concern [Line Items]
Stock shares issued during the period shares		30,000
Sale of stock issue price per share | £ / shares						£ 5.37
Gross proceeds from the issuance of ordinary shares | $		$ 76,100
Common Stock [Member] | IPO [Member]
Going Concern [Line Items]
Stock shares issued during the period shares					18,388,430
XMAI | Common Stock [Member] | IPO [Member]
Going Concern [Line Items]
Stock shares issued during the period shares	18,400,000
Sale of stock issue price per share | $ / shares	$ 1.57
Gross proceeds from the issuance of ordinary shares | $					$ 27,400
XNMS | IPO [Member] | ADR [Member]
Going Concern [Line Items]
Shares converted to ADR		6,291,750
Sale of stock issue price per share | $ / shares		$ 13.50
XNMS | IPO [Member] | Subsequent Event [Member] | ADR [Member]
Going Concern [Line Items]
Shares converted to ADR		6,300,000
Sale of stock issue price per share | $ / shares		$ 13.50
XNMS | Common Stock [Member] | IPO [Member] | Subsequent Event [Member]
Going Concern [Line Items]
Stock shares issued during the period shares		12,583,500